Note 5 - Accounting Policies and New Standards Adopted - Interim Consolidated Statements of Comprehensive Income (Loss) IFRS 15 Effect (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Cost of sales	778,140	740,898	2,284,569	2,140,305
Gross margin	188,513	171,305	515,384	471,531
Administrative expenses	56,031	50,389	170,221	145,826
Selling and marketing	57,255	55,547	164,547	172,200
Other operating expenses	30,120	21,201	89,771	76,972
	143,406	127,137	424,539	394,998
Operating profit (loss) for the period	45,107	44,168	90,845	76,533
Finance costs	(22,762)	(13,266)	(59,225)	(37,777)
Change in fair value of derivative instruments and other	(1,515)	183,759	(62,003)	223,453
Other income (expense)	2,569	(633)	5,282	1,169
Profit (loss) before income taxes	17,937	214,028	(30,563)	263,378
Total tax expense (income)	(9,088)	5,613	5,285	10,577
Profit for the period	27,025	208,415	(35,848)	252,801
Profit (loss) as per consolidated statement of income	27,059	208,455	(35,703)	243,449
Non-controlling interest	$ (34)	$ (40)	$ (145)	$ 9,352
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.17	$ 1.40	$ (0.28)	$ 1.60
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.16	$ 1.12	$ (0.28)	$ 1.32
Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)
IAS 18 [member]
Statement Line Items [Line Items]
Sales	966,653		2,799,953
Cost of sales	778,140		2,284,569
Gross margin	188,513		515,384
Administrative expenses	56,031		170,221
Selling and marketing	64,769		191,436
Other operating expenses	30,120		89,771
	150,920		451,428
Operating profit (loss) for the period	37,593		63,956
Finance costs	(22,762)		(59,225)
Change in fair value of derivative instruments and other	(1,515)		(62,003)
Other income (expense)	2,569		5,282
Profit (loss) before income taxes	10,423		(57,452)
Total tax expense (income)	(9,088)		5,285
Profit for the period	19,511		(62,737)
Profit (loss) as per consolidated statement of income	19,545		(62,592)
Non-controlling interest	$ (34)		$ (145)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.12		$ (0.46)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.12		$ (0.46)
IAS 18 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Sales
Cost of sales
Gross margin
Administrative expenses
Selling and marketing	(7,514)		(26,889)
Other operating expenses
	(7,514)		(26,889)
Operating profit (loss) for the period	7,514		26,889
Finance costs
Change in fair value of derivative instruments and other
Other income (expense)
Profit (loss) before income taxes	7,514		26,889
Total tax expense (income)
Profit for the period	7,514		26,889
Profit (loss) as per consolidated statement of income	7,514		26,889
Non-controlling interest
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.05		$ 0.18
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.04		$ 0.18
Increase (decrease) due to application of IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration
IFRS 15 [member]
Statement Line Items [Line Items]
Sales	966,653		2,799,953
Cost of sales	778,140		2,284,569
Gross margin	188,513		515,384
Administrative expenses	56,031		170,221
Selling and marketing	57,255		164,547
Other operating expenses	30,120		89,771
	143,406		424,539
Operating profit (loss) for the period	45,107		90,845
Finance costs	(22,762)		(59,225)
Change in fair value of derivative instruments and other	(1,515)		(62,003)
Other income (expense)	2,569		5,282
Profit (loss) before income taxes	17,937		(30,563)
Total tax expense (income)	(9,088)		5,285
Profit for the period	27,025		(35,848)
Profit (loss) as per consolidated statement of income	27,059		(35,703)
Non-controlling interest	$ (34)		$ (145)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ 0.17		$ (0.28)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ 0.16		$ (0.28)
IFRS 15 [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)